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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: SEPTEMBER 30 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        10/10/2011
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total: $465,008
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
SEPTEMBER 30 2011

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

ALEXANDER & BALDWIN INC	    COM 	014482103      11,087	 303,500   SH		SOLE	NONE   303,500	0
AMAZON COM INC		    COM		023135106      10,595	  49,000   SH		SOLE	NONE	49,000	0
ASBURY AUTOMOTIVE GROUP INC COM		043436104	  216	  13,100   SH		SOLE	NONE	13,100	0
ASHFORD HOSPITALITY TR INC  COM		044103109	  118	  16,850   SH		SOLE	NONE	16,850	0
AUTONATION INC		    COM 	05329W102       7,060	 215,363   SH		SOLE	NONE   215,363	0
BANK OF AMERICA CORP	    COM		060505104       8,814  1,440,221   SH		SOLE	NONE 1,440,221  0
BANK OF AMERICA CORP	    WTS10/28/18 060505153	  475	 559,000   SH		SOLE	NONE   559,000 	0
BARNES & NOBLE INC	    COM		067774109	  639	  54,000   SH		SOLE	NONE	54,000	0
BLYTH INC		    COM		09643P207	4,850 	  87,458   SH		SOLE	NONE	87,458	0
CEDAR SHOPPING CTRS INC	    COM		150602209	  311	 100,000   SH		SOLE	NONE   100,000	0
CHARTER COMMUNICATIONS INC  COM	CL A	16117M305      21,113	 450,745   SH		SOLE	NONE   450,745	0
COPART INC		    COM		217204106      37,102	 948,410   SH		SOLE	NONE   948,410	0
CRACKER BARREL OLD CTRY STR COM		22410J106      12,509	 312,500   SH		SOLE	NONE   312,500	0
EAGLE MATERIALS INC	    COM		26969P108       8,450    507,500   SH		SOLE	NONE   507,500	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	  524	 820,300   SH		SOLE	NONE   820,300	0
ENDURANCE SPECIALTY HLDGS   COM		G30397106	3,091	  90,500   SH		SOLE	NONE    90,500	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  275	  14,700   SH		SOLE	NONE	14,700	0
EQUINIX INC		    COM		29444U502       9,976	 112,300   SH		SOLE	NONE   112,300	0
EXCO RESOURCES INC	    COM		269279402	3,666	 342,000   SH		SOLE	NONE   342,000	0
FELCOR LODGING TR INC       PFD SER A	31430F200       1,609     80,000   SH		SOLE	NONE    80,000  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103      25,483  3,185,334   SH		SOLE	NONE 3,185,334  0
GAP INC			    COM		364760108      13,132    808,602   SH		SOLE	NONE   808,602	0
HOVNANIAN ENTERPRISES INC   UNIT	44248W208	  356	  48,200   SH		SOLE	NONE	48,200	0
HUNTINGTON INGALLS INDS INC COM		446413106	2,309	  94,911   SH		SOLE	NONE	94,911	0
IRON MOUNTAIN INC	    COM		462846106      10,719	 339,000   SH		SOLE	NONE   339,000	0
ISTAR FINANCIAL INC	    COM		45031U101      10,603  1,821,800   SH		SOLE	NONE 1,821,800	0
PENNEY J C INC        	    COM		708160106      23,040	 860,327   SH		SOLE	NONE   860,327	0
LAMAR ADVERTISING CO	    COM	CL A	512815101       1,005     59,002   SH		SOLE	NONE    59,002  0
LEUCADIA NATL CORP	    COM		527288104	2,647	 116,700   SH		SOLE	NONE   116,700	0
MGIC INVT CORP WIS	    COM		552848103	1,951  1,043,200   SH		SOLE	NONE 1,043,200	0
MPG OFFICE TR INC	    COM		553274101	  174	  82,300   SH		SOLE	NONE	82,300	0
PENNSYLVANIA RL ESTATE INVT COM		709102107       4,379    566,500   SH		SOLE	NONE   566,500  0
RAIT FINANCIAL TRUST	    COM		749227609	1,592    469,498   SH		SOLE	NONE   469,498	0
REIS INC		    COM		75936P105	2,388	 269,577   SH		SOLE	NONE   269,577	0
SCHOLASTIC CORP		    COM		807066105      11,063	 394,700   SH		SOLE	NONE   394,700	0
SHUTTERFLY INC		    COM         82568P304       4,233 	 102,800   SH           SOLE    NONE   102,800  0
SIRIUS XM RADIO INC	    COM		82967N108	  951	 630,000   SH		SOLE	NONE   630,000	0
SL GREEN RLTY CORP	    COM		78440X101      13,739    236,275   SH		SOLE	NONE   236,275  0
STATE AUTO FINL CORP	    COM		855707105	  402	  30,579   SH		SOLE	NONE	30,579	0
TRANSDIGM GROUP INC	    COM		893641100	  817	  10,000   SH		SOLE	NONE	10,000	0
UNITED CAPITAL CORP	    COM		909912107         754	  36,800   SH		SOLE	NONE    36,800	0
WABCO HLDGS INC		    COM		92927K102	  973	  25,700   SH		SOLE	NONE	25,700	0
WINTHROP RLTY TR	    COM		976391300	  912	 105,000   SH		SOLE	NONE   105,000	0



Options


BANK OF AMERICA CORP        COM         060505104       3,262    533,000   SH	CALL	SOLE	NONE   533,000  0
ISTAR FINANCIAL INC         COM		45031U101      17,890    586,500   SH	CALL	SOLE	NONE   586,500  0
SEARS HOLDINGS CORPORATION  COM         812350106      43,289 	 752,600   SH   CALL    SOLE    NONE   752,600  0
SPDR SERIES TRUST	    ETF		78462F953     124,465  1,100,000   SH	PUT	SOLE	NONE 1,100,000  0





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